Acquisitions, Investments, Dispositions and Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
Telecable
Detailed information about business combination
Schedule of business combination

	December 17,
	2018
Cash and cash equivalents	Ps.	1,000
Trade notes and accounts receivables		169,036
Other accounts receivable primarily value-added tax		875,331
Total current assets		1,045,367
Property and equipment		2,130,108
Intangible assets and goodwill		2,582,713
Total assets		5,758,188
Other current liabilities		291,316
Total liabilities		291,316
Total net assets	Ps.	5,466,872